Information on related parties (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Information on related parties
Short?term employee benefits compensation	$ 1,215,400	$ 408,000	$ 215,300
Due From Related Party				$ 19,068	$ 735,934